Consolidated Statement of Financial Position - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents		$ 2,858	$ 1,069
Trade and other receivables		1,000	1,069
Other financial assets		104	204
Prepaid expenses and other current assets		472	469
Current assets		4,434	2,811
Property and equipment, net		402	414
Computer software, net		1,067	922
Other identifiable intangible assets, net		3,189	3,219
Goodwill		6,190	5,882
Equity method investments		3,477	6,199
Other financial assets		448	527
Other non-current assets		610	619
Deferred tax		1,072	1,118
Total assets		20,889	21,711
Liabilities
Current indebtedness		2,440	1,647
Payables, accruals and provisions		933	1,222
Current tax liabilities		479	324
Deferred revenue		942	886
Other financial liabilities	[1]	124	812	[2]
Current liabilities		4,918	4,891
Long-term indebtedness		3,141	3,114
Provisions and other non-current liabilities		675	691
Other financial liabilities	[3]	202	233
Deferred tax		752	897
Total liabilities		9,688	9,826
Equity
Capital		3,368	5,398
Retained earnings		8,836	7,642
Accumulated other comprehensive loss		(1,003)	(1,155)
Total equity		11,201	11,885
Total liabilities and equity		$ 20,889	$ 21,711

[1]	Includes lease liabilities of $53 million (2022 - $56 million).
[2]	Includes a commitment to repurchase up to $718 million of shares related to the Company’s automatic share repurchase plan with its broker to repurhcase the Company’s shares during its internal trading blackout period. See note 16.
[3]	Includes lease liabilities of $177 million (2022 - $179 million).